Annual Fund Operating Expenses - Voya Index Plus MidCap Portfolio	May 01, 2021
Class I
Operating Expenses:
Management Fees	0.50%
Distribution and/or Shareholder Services (12b-1) Fees	none
Other Expenses	0.24%
Total Annual Portfolio Operating Expenses	0.74%
Waivers and Reimbursements	(0.14%)	[1]
Total Annual Portfolio Operating Expensesafter Waivers and Reimbursements	0.60%
Class S
Operating Expenses:
Management Fees	0.50%
Distribution and/or Shareholder Services (12b-1) Fees	0.25%
Other Expenses	0.24%
Total Annual Portfolio Operating Expenses	0.99%
Waivers and Reimbursements	(0.14%)	[1]
Total Annual Portfolio Operating Expensesafter Waivers and Reimbursements	0.85%
Class S2
Operating Expenses:
Management Fees	0.50%	[2]
Distribution and/or Shareholder Services (12b-1) Fees	0.40%	[2]
Other Expenses	0.24%	[2]
Total Annual Portfolio Operating Expenses	1.14%	[2]
Waivers and Reimbursements	(0.14%)	[1],[2]
Total Annual Portfolio Operating Expensesafter Waivers and Reimbursements	1.00%	[2]

[1]	The adviser is contractually obligated to limit expenses to 0.60%, 0.85%, and 1.00% for Class I, Class S, and Class S2 shares, respectively, through May 1, 2022. The limitation does not extend to interest, taxes, investment-related costs, leverage expenses, extraordinary expenses, and Acquired Fund Fees and Expenses. This limitation is subject to possible recoupment by the adviser within 36 months of the waiver or reimbursement. Termination or modification of this obligation requires approval by the Portfolio’s board.
[2]	Based on Class I shares’ expenses adjusted for contractual differences in fees paid by the applicable share classes.